Shareholders' equity and share-based payments - Dividend (Details) - € / shares	Jul. 24, 2024	Jul. 01, 2024	May 24, 2024	Apr. 25, 2024	Apr. 03, 2024	Jan. 12, 2024	Oct. 02, 2023
Dividend
Dividend approved for the 2023 fiscal year (in Euros per share)			€ 3.01
First interim
Dividend
Dividend paid (in Euros per share)							€ 0.74
Interim dividend set by Board of Directors (in Euros per share)				€ 0.79
Second interim
Dividend
Dividend paid (in Euros per share)						€ 0.74
Interim dividend set by Board of Directors (in Euros per share)	€ 0.79
Third interim
Dividend
Dividend paid (in Euros per share)					€ 0.74
Final
Dividend
Dividend paid (in Euros per share)		€ 0.79